Organization and Nature of Operations - Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries (Details)	Dec. 31, 2025
Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Wheels Technology
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing CHJ Technology
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing Leading
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Jiangsu XD
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing Lixiang Automobile
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Shanghai Lixiang Automobile Technology Co., Ltd
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%